SHARE OPTIONS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Share $ / shares shares	Dec. 31, 2020 USD ($) Share $ / shares shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share
Outstanding
Weighted average contractual life remaining (years)	4 years 4 months 6 days	5 years 3 months 25 days
Class A Ordinary shares [Member]
Outstanding
Number of Options | Share	18,727,990	19,485,990	12,303,990	10,908,200
Exercisable
Number of Options | shares	13,401,322	7,959,324
Weighted average exercise price | $ / shares	$ 0	$ 0	$ 0
Class A Ordinary shares [Member] | US$0.19-US$0.99 [Member]
Outstanding
Number of Options | Share	13,000,006	13,260,006
Weighted average exercise price | $	$ 0.48	$ 0.48
Weighted average contractual life remaining (years)		4 years 1 month 20 days
Exercisable
Number of Options | shares	7,960,004	2,106,673
Weighted average exercise price | $ / shares	$ 0.55	$ 0.69
Weighted average contractual life remaining (years)	2 years 11 months 1 day	1 year 5 months 8 days
Class A Ordinary shares [Member] | US$1.00-US$2.05 [Member]
Outstanding
Number of Options | Share	5,228,000	5,664,000
Weighted average exercise price | $	$ 1.34	$ 1.34
Weighted average contractual life remaining (years)	9 months 14 days	1 year 1 month 9 days
Exercisable
Number of Options | shares	4,941,334	5,290,667
Weighted average exercise price | $ / shares	$ 1.35	$ 1.35
Weighted average contractual life remaining (years)	11 months 26 days	2 years 5 months 8 days
Class A Ordinary shares [Member] | US$2.06- US$2.99 [Member]
Outstanding
Number of Options | Share	439,984	499,984
Weighted average exercise price | $	$ 2.53	$ 2.52
Weighted average contractual life remaining (years)	10 days	18 days
Exercisable
Number of Options | shares	439,984	499,984
Weighted average exercise price | $ / shares	$ 2.53	$ 2.52
Weighted average contractual life remaining (years)	14 days	1 month 17 days
Class A Ordinary shares [Member] | US$3.00 -US$4.36 [Member]
Outstanding
Number of Options | Share	60,000	62,000
Weighted average exercise price | $	$ 4.17	$ 4.17
Weighted average contractual life remaining (years)	0 years	0 years
Exercisable
Number of Options | shares	60,000	62,000
Weighted average exercise price | $ / shares	$ 4.17	$ 4.17
Weighted average contractual life remaining (years)	0 years	3 days
Class A Ordinary shares [Member] | US$0.19-US$0.99 [Member]
Outstanding
Weighted average contractual life remaining (years)	3 years 6 months 14 days
American depositary share [Member]
Outstanding
Number of Options | Share	4,681,998	4,871,498	3,075,998	2,727,050
Exercisable
Number of Options | shares	3,350,331	1,989,831
Weighted average exercise price | $ / shares	$ 0	$ 0	$ 0
American depositary share [Member] | US$0.77-US$3.96 [Member]
Outstanding
Number of Options | Share	3,250,002	3,315,002
Weighted average exercise price | $	$ 1.94	$ 1.92
Weighted average contractual life remaining (years)	3 years 6 months 14 days	4 years 2 months 1 day
Exercisable
Number of Options | shares	1,990,001	526,668
Weighted average exercise price | $ / shares	$ 2.19	$ 2.76
Weighted average contractual life remaining (years)	2 years 11 months 1 day	1 year 5 months 8 days
American depositary share [Member] | US$4.00-US$8.20 [Member]
Outstanding
Number of Options | Share	1,307,000	1,416,000
Weighted average exercise price | $	$ 5.36	$ 5.36
Weighted average contractual life remaining (years)	9 months 14 days	1 year 1 month 6 days
Exercisable
Number of Options | shares	1,235,334	1,322,667
Weighted average exercise price | $ / shares	$ 5.40	$ 5.40
Weighted average contractual life remaining (years)	11 months 26 days	2 years 5 months 8 days
American depositary share [Member] | US$8.24- US$11.96 [Member]
Outstanding
Number of Options | Share	109,996	124,996
Weighted average exercise price | $	$ 10.13	$ 10.08
Weighted average contractual life remaining (years)	10 days	18 days
Exercisable
Number of Options | shares	109,996	124,996
Weighted average exercise price | $ / shares	$ 10.13	$ 10.08
Weighted average contractual life remaining (years)	14 days	1 month 17 days
American depositary share [Member] | US$12.00 -US$17.45 [Member]
Outstanding
Number of Options | Share	15,000	15,500
Weighted average exercise price | $	$ 16.67	$ 16.68
Weighted average contractual life remaining (years)	0 years	0 years
Exercisable
Number of Options | shares	15,000	15,500
Weighted average exercise price | $ / shares	$ 16.67	$ 16.68
Weighted average contractual life remaining (years)	0 years	3 days